Basis of preparation of the financial statements - Liquidity (Details) - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Liquidity
Borrowings		$ 16,903	$ 13,056
Call options - Nickel Revenue Hedging - Sold
Liquidity
Cash consideration of the sale of contract options	$ 230
Revolving credit facilities
Liquidity
Borrowings	5,000
Revolving credit facilities | Maturing On June 2022
Liquidity
Borrowings	2,000
Revolving credit facilities | Maturing On December 2024
Liquidity
Borrowings	$ 3,000